BUSINESS COMBINATIONS (DETAILS)	0 Months Ended	12 Months Ended			2 Months Ended	12 Months Ended		12 Months Ended			12 Months Ended			12 Months Ended	13 Months Ended		12 Months Ended	1 Months Ended		12 Months Ended
	Jul. 09, 2012 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2011 IFM CD CNY	Dec. 31, 2012 IFM CD CNY	Dec. 31, 2010 IFM CD	Dec. 31, 2012 Chengdu Yichuan CNY	Dec. 31, 2011 Chengdu Yichuan CNY	Dec. 31, 2010 Chengdu Yichuan	Dec. 31, 2012 MMC CD CNY	Dec. 31, 2011 MMC CD CNY	Dec. 31, 2010 MMC CD	Dec. 31, 2011 Shanggu CNY	Jun. 30, 2012 Shanggu CNY	Jun. 14, 2011 Shanggu CNY	Dec. 31, 2012 Yixing year	Dec. 31, 2010 Company-owned Brokerage Services CNY	Aug. 31, 2010 Company-owned Brokerage Services CNY	Dec. 31, 2011 Company-owned Brokerage Services CNY year	Dec. 31, 2012 Primary and Commercial Services CNY	Dec. 31, 2011 Primary and Commercial Services CNY year	Dec. 31, 2012 USD USD ($)	Dec. 31, 2012 USD Shanggu CNY	Dec. 31, 2011 USD Shanggu CNY
Business Acquisition [Line Items]
Equity interests owned							100.00%			100.00%			100.00%
Purchase consideration paid to acquire equity interest															25,000,000			15,000,000	1,600,000
Purchase price allocation
Cash acquired																				6,351,000
Other tangible assets acquired																				772,000
Liabilities assumed																				(6,896,000)
Sub-franchisee base																				2,044,000
CENTURY 21 franchise rights																				6,990,000
Brand name																						45,214,000
Customer relationships																						13,811,000
Goodwill																				7,326,000		128,705,000
Redeemable non-controlling interest																						(67,185,000)
Non-controlling interest																						(10,846,000)
Deferred tax liabilities																						(14,756,000)
Total purchase consideration																				16,587,000		94,943,000
Estimated useful life of sub-franchisee base																				2.9
Estimated useful life of franchise rights																				12.3
Contractual period of franchise rights (in years)																	20
Contingent payment		33,774,000	44,227,000													69,900,000							5,421,000
Net change in fair value of contingent consideration	1,535,865	11,989,000	25,716,000																		10,453,000	25,716,000	1,924,000
Estimated useful life of customer relationships																						7
Goodwill impairment		10,755,000	30,614,000	0	0	0		0	0		0	0		26,200,000						4,374,000	10,755,000	26,240,000	$ 1,726,000	1,700,000	4,200,000